Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Schedule of restricted cash
	December 31	December 31
	2018	2017

Cash and cash equivalents	$63,550	$683,202
Restricted cash	9,343	10,099
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$72,893	$693,301

Schedule of property plant and equipment depreciation rate
Rate of depreciation	%

Laboratory equipment	15
Furniture and equipment	7-15
Computers	33
Vehicle	15